Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases
Future net minimum lease payments for operating leases
($ in millions)
2018	390
2019	301
2020	240
2021	176
2022	139
Thereafter	270
1,516
Sublease income	(17)
Total	1,499

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

($ in millions)
2018	48
2019	41
2020	30
2021	24
2022	22
Thereafter	127
Total minimum lease payments	292
Less amount representing estimated executory costs
included in total minimum lease payments	(2)
Net minimum lease payments	290
Less amount representing interest	(116)
Present value of minimum lease payments	174